Stockholders’ Equity (Details)	11 Months Ended
Dec. 31, 2023 $ / shares shares
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock voting rights	one
Purchase shares	950,000
Warrants outstanding	4,850,000
Price per warrants (in Dollars per share) | $ / shares	$ 1
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized	380,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares issued	5,428,256
Common stock, shares outstanding	5,428,256
Purchase shares	1
Price per share (in Dollars per share) | $ / shares	$ 11.5
Class A Common Stock [Member] | IPO [Member]
Stockholders’ Equity [Line Items]
Purchase shares	1
Price per share (in Dollars per share) | $ / shares	$ 11.5
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized	20,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares issued	4,300,000
Common stock, shares outstanding	4,300,000
Public Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding	8,625,000
Private Placement Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding	4,850,000